UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21831

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND STS

(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400 West Conshohocken, Pennsylvania	19428-2881
(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

COPY TO:

Richard Horowitz, Esq.

DECHERT LLP

1095 Avenue of the Americas

New York, NY 10036-6797

(212) 698-3500

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS. The Registrant’s semi-annual report transmitted to limited partners pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ALTERNATIVE INVESTMENT PARTNERS

ABSOLUTE RETURN FUND STS

Consolidated Financial Statements (Unaudited)

For the Period from January 1, 2009

to June 30, 2009

Alternative Investment Partners Absolute Return Fund STS

Consolidated Financial Statements (Unaudited)

For the Period from January 1, 2009 to June 30, 2009

Contents

Consolidated Financial Statements (Unaudited)

Unaudited financial statements for Alternative Investment Partners Absolute Return Fund for the period from January 1, 2009 to June 30, 2009 are attached to these consolidated financial statements and are an integral part thereof.

Alternative Investment Partners Absolute Return Fund STS

Consolidated Statement of Assets and Liabilities (Unaudited)

June 30, 2009

Assets
Investment in Alternative Investment Partners Absolute Return Fund, at fair value	$532,292,404
Cash	40,308
Repurchases receivable from Alternative Investment Partners Absolute Return Fund	27,954,199
Prepaid investment in Alternative Investment Partners Absolute Return Fund	4,757,000
Other assets	1,414

Total assets	565,045,325

Liabilities
Payable for share repurchases	27,954,199
Subscriptions received in advance	4,807,000
Professional fee payable	159,470
Accrued expenses and other liabilities	88,966

Total liabilities	33,009,635

Net assets	$532,035,690

Net assets consist of:
Net capital	$605,972,363
Accumulated net investment income (loss)	(7,144,357)
Accumulated net realized gain (loss) from investments	(20,086,342)
Net unrealized depreciation on investments	(46,705,974)

Net assets	$532,035,690

Net asset value per share:
576,535.864 shares issued and outstanding, no par value, 1,000,000 registered shares	$922.81

Maximum offering price per share
($922.81 plus sales load of 2% of net asset value per share)	$941.27

See accompanying notes and attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

1

Alternative Investment Partners Absolute Return Fund STS

Consolidated Statement of Operations (Unaudited)

For the Period from January 1, 2009 to June 30, 2009

Net investment income (loss) allocated from Alternative Investment Partners Absolute Return Fund
Dividend income	$56,192
Interest income	2,608
Expenses	(5,349,491)

Net investment income (loss) allocated from Alternative Investment Partners Absolute Return Fund	(5,290,691)

Fund expenses
Withholding taxes	1,468,444
Transfer agent fees	187,253
Professional fees	126,975
Registration fees	58,410
Insurance expense	3,984
Custody fees	290
Other	8,310

Total fund expenses	1,853,666

Net investment income (loss)	(7,144,357)

Realized and unrealized gain (loss) from investments allocated from Alternative Investment Partners Absolute Return Fund
Net realized gain (loss) from investments	(20,086,342)
Net change in unrealized appreciation/depreciation on investments	62,264,695

Net realized and unrealized gain (loss) from investments allocated from Alternative Investment Partners Absolute Return Fund	42,178,353

Net increase (decrease) in net assets resulting from operations	$35,033,996

See accompanying notes and attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

2

Alternative Investment Partners Absolute Return Fund STS

Consolidated Statements of Changes in Net Assets (Unaudited)

For the year ended December 31, 2008
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(15,273,421)
Net realized gain (loss) from investments	(30,075,018)
Net change in unrealized appreciation/depreciation on investments	(148,729,030)

Net increase (decrease) in net assets resulting from operations	(194,077,469)

Shareholder transactions
Subscriptions (representing 294,658.649 shares)	327,238,422
Repurchases (representing 97,642.824 shares)	(91,735,828)

Net increase (decrease) in net assets from shareholder transactions	235,502,594

Total increase (decrease) in net assets	41,425,125

Net assets, beginning of year (representing 440,058.245 shares)	510,180,977

Net assets, end of year (representing 637,074.070 shares)	$551,606,102

For the period from January 1, 2009 to June 30, 2009
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(7,144,357)
Net realized gain (loss) from investments	(20,086,342)
Net change in unrealized appreciation/depreciation on investments	62,264,695

Net increase (decrease) in net assets resulting from operations	35,033,996

Shareholder transactions
Subscriptions (representing 13,579.421 shares)	12,033,310
Repurchases (representing 74,117.627 shares)	(66,637,718)

Net increase (decrease) in net assets from shareholder transactions	(54,604,408)

Total increase (decrease) in net assets	(19,570,412)

Net assets, beginning of period (representing 637,074.070 shares)	551,606,102

Net assets, end of period (representing 576,535.864 shares)	$532,035,690

See accompanying notes and attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

3

Alternative Investment Partners Absolute Return Fund STS

Consolidated Statement of Cash Flows (Unaudited)

For the Period from January 1, 2009 to June 30, 2009

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$35,033,996
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
(Increase) decrease in investment in Alternative Investment Partners Absolute Return Fund	19,613,638
(Increase) decrease in investment in short-term investments	2,440,000
(Increase) decrease in repurchases receivable from Alternative Investment Partners Absolute Return Fund	27,480,851
(Increase) decrease in prepaid investment in Alternative Investment Partners Absolute Return Fund	(4,757,000)
(Increase) decrease in other assets	(1,414)
Increase (decrease) in professional fee payable	159,470
Increase (decrease) in accrued expenses and other liabilities	(211,545)

Net cash provided by (used in) operating activities	79,757,996

Cash flows from financing activities
Subscriptions (including subscriptions received in advance)	14,400,448
Repurchases	(94,118,569)

Net cash provided by (used in) financing activities	(79,718,121)

Net change in cash	39,875
Cash at beginning of period	433

Cash at end of period	$40,308

Supplemental disclosure of cash flow information:
Conversion to shareholder subscriptions in 2009 of subscriptions received in advance during 2008	$2,439,862

See accompanying notes and attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

4

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited)

June 30, 2009

1. Organization and Consolidation

Alternative Investment Partners Absolute Return Fund STS (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on October 31, 2005 pursuant to an Agreement and Declaration of Trust (the “Trust Deed”) and commenced operations on September 1, 2006. The Fund was initially capitalized with $100,000 of capital on May 12, 2006, however the initial closing date (“Initial Closing Date”) for public offering of shares of beneficial interest was September 1, 2006. The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a “Feeder” fund in a “Master-Feeder” structure whereby the Fund invests substantially all of its assets in AIP Absolute Return Fund LDC (the “Offshore Fund”), a Cayman Islands limited duration company, which in turn invests substantially all of its assets in Alternative Investment Partners Absolute Return Fund (the “Master Fund”). The Master Fund is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act, as a closed-end, non-diversified, management investment company. Morgan Stanley AIP GP LP, an affiliate of Morgan Stanley, serves as the Master Fund’s investment adviser (the “Adviser”). The Master Fund has the same investment objective as the Fund and the Offshore Fund. The Master Fund’s investment objective is to seek capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who employ a variety of “absolute return” investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. “Absolute return” refers to a broad class of investment strategies that are managed without reference to the performance of equity, debt and other markets. “Absolute return” investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Master Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions such as total return swaps, options and futures.

The Fund consolidates the Offshore Fund, a wholly-owned subsidiary, and has included all of the assets and liabilities and revenues and expenses of the Offshore Fund in the accompanying financial statements. Intercompany balances have been eliminated through consolidation. As of June 30, 2009, the Fund had a 56.22% indirect ownership interest in the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read with the Fund’s financial statements.

The Fund has a Board of Trustees (the “Board”) that has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board (the “Trustees”) are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser. The same Trustees also serve as the Master Fund’s Board of Trustees.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

5

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in preparation of its consolidated financial statements. The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Investment in the Fund

The Fund offers on a continuous basis up to 1,000,000 shares of beneficial interest (“Shares”). Shares were offered until the Initial Closing Date at an initial offering price of $1,000 per Share, plus any applicable sales load, and have been continuously offered thereafter for purchase as of the first business day of each calendar month at the Fund’s then current net asset value per Share, plus any applicable sales load. Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, acts as the distributor of the Fund’s Shares on a best efforts basis, subject to various conditions. The Distributor may enter into selected dealer agreements with various brokers and dealers (“Selling Agents”), some of which are affiliates of the Fund, that have agreed to participate in the distribution of the Fund’s Shares. Shares may also be purchased through any registered investment adviser (a “RIA”) that has entered into an arrangement with the Distributor for such RIA to offer Shares in conjunction with a “wrap” fee, asset allocation or other management asset program by such RIA.

Shares are sold only to certain special tax status investors (“Shareholders”), namely tax-exempt and tax-deferred investors. These investors also must represent that they are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended. The Distributor or any Selling Agent or RIA may impose additional eligibility requirements for investors who purchase Shares through the Distributor or such Selling Agent or RIA. The minimum initial investment in the Fund by a Shareholder is $100,000 and the minimum additional investment in the Fund by a Shareholder is $50,000. The minimal initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Shareholders may only purchase their Shares through the Distributor, a Selling Agent or a RIA.

The Distributor or Selling Agent may charge Shareholders a sales load of up to 2% of the Shareholder’s purchase. Investments of $100,000 - $499,999 are subject to a maximum sales load of 2%; investments of $500,000 - $999,999 are subject to a maximum sales load of 1.5%; investments of $1,000,000 - $4,999,999 are subject to a maximum sales load of 1%; and investments of $5,000,000 or more are not subject to a sales load. The Distributor or Selling Agent may, in its discretion, waive the sales load for certain Shareholders. In addition, purchasers of Shares in conjunction with certain “wrap” fee, asset allocation or other managed asset programs sponsored by an investment adviser, including an affiliate of the Adviser, or Morgan Stanley and its affiliates (including the Adviser) and the directors, partners, principals, officers and employees of Morgan Stanley and its affiliates may not be charged a sales load by the Distributor or Selling Agent.

The Fund may from time to time offer to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders. Any offer to repurchase Shares by the Fund is only made to Shareholders at the same times as, and in parallel with, each repurchase offer made by the Master Fund to its investors, including, indirectly, the Fund. Each such repurchase offer made by the Master Fund will

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

6

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Investment in the Fund (continued)

generally apply to up to 15% of the net assets of the Master Fund. Repurchases are made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares (or portions of them) from Shareholders, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day). In general, the Fund will initially pay at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Master Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Master Fund has received at least 90% of the aggregate amount withdrawn by the Master Fund from such Investment Funds. The remaining amount will be paid promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements.

Investment in the Master Fund

The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate indirect interest in the net assets of the Master Fund as of June 30, 2009. Valuation of Investment Funds and other investments held by the Master Fund is discussed in the notes to the Master Fund’s financial statements. The Fund records its pro rata share of the Master Fund’s income, expenses and realized and unrealized gains and losses. The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, which are attached, are an integral part of these consolidated financial statements. Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, “Disclosures about Fair Values of Financial Instruments,” approximates the carrying amounts presented in the Statement of Assets and Liabilities.

In accordance with Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

7

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Fair Value of Financial Instruments (continued)

to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The units of account that are valued by the Fund are its interests in the Master Fund or other financial instruments and not the underlying holdings of the Master Fund or other financial instruments. Thus, the inputs used by the Fund to value its investments in the Master Fund or other financial instruments may differ from the inputs used to value the underlying holdings of the Master Fund or other financial instruments.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investment in Master Fund
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	532,292,404

Total	$532,292,404

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

8

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Fair Value of Financial Instruments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Master Fund
Balance as of December 31, 2008	$551,906,042
Net investment income (loss) allocated from Master Fund	(5,290,691)
Net realized gain (loss) allocated from Master Fund	(20,086,342)
Net change in unrealized appreciation/depreciation allocated from Master Fund	62,264,695
Net purchases (sales)	(56,501,300)
Net transfers in or out of Level 3	—

Balance as of June 30, 2009	$532,292,404

Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2009	$62,264,695

Income Recognition and Expenses

The Fund recognizes income and expenses on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The Fund accrues its own expenses. The Fund does not pay the Adviser a management fee. As an indirect holder of shares in the Master Fund, however, the Fund does bear its allocable portion (based on the net asset value of the Master Fund attributable to the Fund) of the expenses of the Master Fund, including the management fee paid to the Adviser as described in the Master Fund’s financial statements. Please refer to the attached financial statements of the Master Fund for a discussion of the computation of the management fee. Included in expenses allocated from the Master Fund in the Consolidated Statement of Operations is $4,192,818, which is the Fund’s proportionate share of management fees incurred by the Master Fund for the period from January 1, 2009 to June 30, 2009.

State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. State Street also serves as the Fund’s custodian.

Boston Financial Data Services, Inc. (“BFDS”) serves as the Fund’s transfer agent. Transfer agent fees are payable monthly based on an annual per shareholder account charge plus out-of-pocket expenses incurred by BFDS on the Fund’s behalf.

Income and Withholding Taxes

The Fund expects to be treated as a partnership for U.S. federal income tax purposes. No provision for federal, state, or local income taxes is required in the consolidated financial statements. In accordance with the U.S. Internal Revenue Code of 1986, as amended, each of the Shareholders is to include its respective share of the Fund’s realized profits or losses in its individual tax returns. The Fund files tax returns with the U.S. Internal Revenue Service and various states.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

9

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Income and Withholding Taxes (continued)

The Master Fund is required to withhold up to 30% U.S. tax from U.S. source dividends and 35% U.S. tax from effectively connected income allocable to its non-U.S. Shareholders and to remit those amounts to the U.S. Internal Revenue Service on behalf of non-U.S. Shareholders. If the Master Fund incurs a withholding tax or other tax obligation with respect to the share of the Master Fund’s income allocable to any Shareholder, then the Master Fund, without limitation of any other rights of the Fund, will cause a Share redemption from the Master Fund in the amount of the tax obligation. The amount of the tax obligation attributable to the Fund will be treated as an expense by the Fund.

For the period from January 1, 2009 to June 30, 2009, the Master Fund recorded an estimated tax withholding amount of $1,468,444 related to the Fund’s share of withholding taxes, which is included in the Consolidated Statement of Operations.

Financial Accounting Standards Board (“FASB”) Interpretation 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109” (“FIN 48”) clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements and applies to all open tax years as of the effective date. Generally, the tax authorities can examine all the tax returns filed for the last three years. As of June 30, 2009, there was no impact to the Fund’s financial statements as a result of the adoption of FIN 48.

If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Consolidated Statement of Operations.

3. Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

10

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

4. Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders. The calculations below are not annualized for periods less than one year.

	For the Period from January 1, 2009 to June 30, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007	For the Period from September 1, 2006(a) to December 31, 2006
For a Share outstanding throughout the period:
Net asset value, beginning of period	$865.84	$1,159.35	$1,035.44	$1,000.00

Net investment income (loss)(b)	(11.46)	(24.41)	(27.58)	(8.17)
Net realized and unrealized gain (loss) from investments	68.43	(269.10)	151.49	43.61

Net increase (decrease) resulting from operations	56.97	(293.51)	123.91	35.44

Net asset value, end of period	$922.81	$865.84	$1,159.35	$1,035.44

Total return(c)	6.58%	(25.32)%	11.97%	3.54%

Ratio of total expenses to average net assets before expense reimbursements(d)	1.29%	2.41%	2.54%	1.00%
Ratio of total expenses to average net assets after expense reimbursements(d)	1.29%	2.41%	2.54%	0.83%
Ratio of net investment income (loss) to average net assets(e)	(1.28)%	(2.34)%	(2.44)%	(0.80)%
Portfolio turnover(f)	25%	23%	28%	5%

Net assets, end of period (000s)	$532,036	$551,606	$510,181	$121,379

(a)	Commencement of operations.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Total return assumes a subscription of a Share in the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period indicated, and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund.
(d)	Includes expenses allocated from the Master Fund.
(e)	Includes income and expenses allocated from the Master Fund.
(f)	The portfolio turnover rate reflects investment activity of the Master Fund.

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of Share transactions and withholding tax allocation, as applicable.

5. Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165, “Subsequent Events,” the Fund has evaluated the possibility of subsequent events that may require disclosure in the Fund’s financial statements through August 26, 2009, the date that the financial statements were issued.

From July 1, 2009 through August 26, 2009, the Fund accepted and received approximately $6.9 million in additional subscriptions. The Fund has also received tenders to repurchase Shares of approximately $14.2 million in respect of the quarterly tender offer for September 30, 2009.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

11

Alternative Investment Partners Absolute Return Fund STS

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A copy of (1) the Master Fund’s policies and procedures with respect to the voting of proxies relating to the Investment Funds; and (2) how the Master Fund voted proxies relating to Investment Funds during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Master Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-Q. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

12

Alternative Investment Partners Absolute Return Fund STS

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428

Trustees

Michael Nugent, Chairperson of the Board and Trustee

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Officers

Randy Takian, President and Principal Executive Officer

Stefanie V. Chang Yu, Vice President

Cory Pulfrey, Vice President

Mustafa Jama, Vice President

Matthew Graver, Vice President

Carsten Otto, Chief Compliance Officer

James W. Garrett, Treasurer and Chief Financial Officer

Mary E. Mullin, Secretary

Master Fund’s Investment Adviser

Morgan Stanley AIP GP LP

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Transfer Agent

Boston Financial Data Services, Inc.

30 Dan Road

Canton, Massachusetts 02021

Independent Registered Public Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street, Suite 4000

Philadelphia, Pennsylvania 19103

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

13

ALTERNATIVE INVESTMENT PARTNERS

ABSOLUTE RETURN FUND

Financial Statements (Unaudited)

For the Period from January 1, 2009 to

June 30, 2009

Alternative Investment Partners Absolute Return Fund

Financial Statements (Unaudited)

For the Period from January 1, 2009 to June 30, 2009

Contents

Financial Statements (Unaudited)

Alternative Investment Partners Absolute Return Fund

Statement of Assets and Liabilities (Unaudited)

June 30, 2009

Assets
Investments in investment funds, at fair value (cost $934,895,665)	$882,746,392
Short-term investments (cost $31,165,132)	31,165,132
Cash	480,504
Prepaid investments in investment funds	50,000,000
Receivable for investments sold	78,727,195
Other assets	35,042

Total assets	1,043,154,265

Liabilities
Payable for share repurchases	50,870,890
Net unrealized depreciation on swap contracts	25,343,891
Subscriptions received in advance	12,623,698
Management fee payable	2,479,059
Shareholder servicing fee payable	692,496
Transfer agent fee payable	44,962
Accrued expenses and other liabilities	4,327,274

Total liabilities	96,382,270

Net assets	$946,771,995

Net assets consist of:
Net capital	$1,069,569,420
Accumulated net investment income (loss)	(9,442,739)
Accumulated net realized gain (loss) from investments	(35,861,522)
Net unrealized depreciation on investments	(77,493,164)

Net assets	$946,771,995

Net asset value per share:
954,591.423 shares issued and outstanding, no par value, 1,500,000 registered shares	$991.81

Maximum offering price per share
($991.81 plus sales load of 2% of net asset value per share)	$1,011.65

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Statement of Operations (Unaudited)

For the Period from January 1, 2009 to June 30, 2009

Investment income
Dividend	$100,077
Interest	4,658

Total investment income	104,735

Expenses
Management fees	7,483,039
Shareholder servicing fees	1,231,743
Professional fees	240,131
Accounting and administration fees	210,956
Transfer agent fees	140,569
Custody fees	107,832
Registration fees	55,050
Trustees’ fees	13,511
Other	64,643

Total expenses	9,547,474

Net investment income (loss)	(9,442,739)

Realized and unrealized gain (loss) from investments
Net realized gain (loss) from investments in investment funds	(33,036,417)
Net realized gain (loss) from swap contracts	(2,825,105)

Net realized gain (loss) from investments	(35,861,522)

Net change in unrealized appreciation/depreciation on investments in investment funds	105,206,107
Net change in unrealized appreciation/depreciation on swap contracts	5,840,966

Net change in unrealized appreciation/depreciation on investments	111,047,073

Net realized and unrealized gain (loss) from investments	75,185,551

Net increase (decrease) in net assets resulting from operations	$65,742,812

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Statements of Changes in Net Assets (Unaudited)

For the year ended December 31, 2008
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(21,501,127)
Net realized gain (loss) from investments	(54,883,813)
Net change in unrealized appreciation/depreciation on investments	(271,512,040)

Net increase (decrease) in net assets resulting from operations	(347,896,980)

Shareholder transactions
Subscriptions (representing 530,086.923 shares)	626,665,696
Repurchases (representing 214,869.622 shares)	(216,539,507)

Net increase (decrease) in net assets from shareholder transactions	410,126,189

Total increase (decrease) in net assets	62,229,209

Net assets, beginning of year (representing 747,570.246 shares)	923,496,560

Net assets, end of year (representing 1,062,787.547 shares)	$985,725,769

For the period from January 1, 2009 to June 30, 2009
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(9,442,739)
Net realized gain (loss) from investments	(35,861,522)
Net change in unrealized appreciation/depreciation on investments	111,047,073

Net increase (decrease) in net assets resulting from operations	65,742,812

Shareholder transactions
Subscriptions (representing 25,835.976 shares)	24,541,917
Repurchases (representing 134,032.100 shares)	(129,238,503)

Net increase (decrease) in net assets from shareholder transactions	(104,696,586)

Total increase (decrease) in net assets	(38,953,774)

Net assets, beginning of period (representing 1,062,787.547 shares)	985,725,769

Net assets, end of period (representing 954,591.423 shares)	$946,771,995

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Statement of Cash Flows (Unaudited)

For the Period from January 1, 2009 to June 30, 2009

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$65,742,812
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gain) loss from investments in investment funds	33,036,417
Net realized (gain) loss from swap contracts	2,825,105
Net change in unrealized appreciation/depreciation on investments in investment funds	(105,206,107)
Net change in unrealized appreciation/depreciation on swap contracts	(5,840,966)
Purchase of investments in investment funds	(231,265,107)
Proceeds from sale of investments in investment funds	363,156,259
Net receipts (payments) from settlement of swap contracts	(2,825,105)
(Increase) decrease in short-term investments	(1,404,302)
(Increase) decrease in prepaid investments in investment funds	(50,000,000)
(Increase) decrease in receivable for investments sold	103,152,857
(Increase) decrease in due from counterparty	2,632,212
(Increase) decrease in other assets	30,658
Increase (decrease) in due to counterparty	(10,000,000)
Increase (decrease) in management fee payable	(332,120)
Increase (decrease) in shareholder servicing fee payable	(42,002)
Increase (decrease) in transfer agent fee payable	(16,302)
Increase (decrease) in trustees’ fee payable	(2,715)
Increase (decrease) in accrued expenses and other liabilities	1,412,176

Net cash provided by (used in) operating activities	165,053,770

Cash flows from financing activities
Subscriptions (including subscriptions received in advance)	35,242,769
Repurchases	(199,816,035)

Net cash provided by (used in) financing activities	(164,573,266)

Net change in cash	480,504
Cash at beginning of period	—

Cash at end of period	$480,504

Supplemental disclosure of cash flow information:
Conversion to shareholder subscriptions in 2009 of subscriptions received in advance during 2008	$1,922,846

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

June 30, 2009

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	First Available Redemption Date *	Liquidity **

Investment Funds

Commodity Trading Advisors - Managed Futures
Robeco Transtrend Diversified Fund LLC	6/1/2008	$18,576,512	$21,335,091	2.25%	7/31/2009	Monthly

Total Commodity Trading Advisors - Managed Futures		18,576,512	21,335,091	2.25

Equity Long/Short - High Hedge
Ascend Partners Fund II LP	6/1/2008	30,000,000	30,833,391	3.26	9/30/2009	Quarterly
Prism Partners III Leveraged, L.P.	3/1/2008	25,709,773	26,586,056	2.81	8/31/2009	Monthly

Total Equity Long/Short - High Hedge		55,709,773	57,419,447	6.07

Equity Long/Short - Opportunistic
East Side Capital, L.P.	1/1/2006	25,986,885	18,818,307	1.99	12/31/2009	Annually
H.I.G. Brightpoint Capital Global Partners, L.P.	2/1/2008	1,723,140	1,723,140	0.18	(b)	(b)
Highbridge Long/Short Equity Fund, L.P.	1/1/2006	20,913,912	21,443,816	2.27	9/30/2009	Quarterly
Karsch Capital II, LP (a)	1/1/2006	16,199,956	15,866,386	1.68	9/30/2009	Quarterly
Lansdowne Global Financials Fund, L.P.	1/1/2006	16,983,498	20,298,128	2.14	9/30/2009	Monthly
Lansdowne UK Equity Fund, L.P.	5/1/2009	35,000,000	36,724,855	3.88	9/30/2009	Monthly
Nevsky Fund Limited	6/1/2009	25,000,000	24,837,879	2.62	7/31/2009	Monthly
Seligman Tech Spectrum Fund LLC (a)	11/1/2007	8,071,884	8,541,196	0.90	9/30/2009	Quarterly
Visium Balanced Fund, LP	1/1/2006	17,495,706	18,001,850	1.90	9/30/2009	Quarterly

Total Equity Long/Short - Opportunistic		167,374,981	166,255,557	17.56

Event Driven Credit
Plainfield 2008 Liquidating LLC	1/1/2009	22,796,943	19,222,446	2.03	(c)	(c)
Plainfield 2009 Liquidating LLC	6/1/2009	31,240,207	24,274,743	2.56	(c)	(c)
Silver Point Capital Fund, L.P.	5/1/2007	10,000,000	8,033,943	0.85	9/30/2009	Annually (b)

Total Event Driven Credit		64,037,150	51,531,132	5.44

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2009

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	First Available Redemption Date *	Liquidity **

Investment Funds (continued)

Macro
Brevan Howard L.P.	4/1/2009	$64,487,197	$65,724,912	6.94%	9/30/2009	Monthly
Citadel Tactical Trading LLC	1/1/2008	26,900,000	40,901,516	4.32	9/30/2009	Quarterly
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	49,651,580	54,424,936	5.75	9/30/2009 (d)	Quarterly
Discovery Global Opportunity Partners, L.P.	1/1/2008	38,000,000	33,600,188	3.55	12/31/2009	Semi-Annually
Tudor BVI Global Fund L.P. (The)	4/1/2009	30,000,000	31,454,249	3.32	9/30/2009	Quarterly

Total Macro		209,038,777	226,105,801	23.88

Mortgage Arbitrage
Ellington Mortgage Partners, L.P.	1/1/2006	952,842	1,007,123	0.10	(c)	(c)
New Ellington Credit Partners, L.P.	10/1/2008	686,222	734,153	0.08	(c)	(c)

Total Mortgage Arbitrage		1,639,064	1,741,276	0.18

Multi-Strategy
Amaranth Capital Partners LLC	1/1/2006	378,095	108,727	0.01	(c)	(c)
Citadel Wellington LLC	8/1/2006	67,200,000	47,921,125	5.06	9/30/2009 (e)	2 Years & Quarterly
D.E. Shaw Composite Fund, L.L.C.	1/1/2006	34,010,474	35,138,132	3.71	9/30/2009	Quarterly (b)
HBK Fund L.P.	1/1/2006	24,400,000	20,180,076	2.13	9/30/2009	Quarterly
Magnetar Capital Fund, LP	1/1/2008	30,000,000	23,186,718	2.45	12/31/2009	Semi-Annually (b)
Millennium USA, L.P.	9/1/2008	65,000,000	66,359,791	7.01	9/30/2009	Quarterly
OZ Europe Domestic Partners II, L.P.	4/1/2007	2,207,839	3,066,895	0.33	(b)	(b)
Perry Partners, L.P.	11/1/2006	5,916,264	5,391,081	0.57	9/30/2009	Annually (b)
Polygon Global Opportunities Fund LP	1/1/2006	11,019,433	6,075,894	0.64	(c)	(c)
QVT Associates LP	9/1/2006	50,469,680	41,366,516	4.37	9/30/2009 (d)	Quarterly (b)
Sandelman Partners Multi-Strategy Fund, LP	5/1/2007	9,904,056	2,952,703	0.31	(b) (c)	(b) (c)
TPG-Axon Partners, LP	10/1/2007	52,000,000	40,774,165	4.31	12/31/2009	Quarterly (b)

Total Multi-Strategy		352,505,841	292,521,823	30.90

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2009

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	First Available Redemption Date *	Liquidity **

Investment Funds (continued)

Restructurings and Value
Amber Fund LP	7/1/2006	$1,401,403	$1,424,976	0.15%	(c)	(c)
Castlerigg Partners L.P.	5/1/2007	6,535,398	6,226,621	0.66	(b) (c)	(b) (c)
Icahn Partners LP (a)	1/1/2006	19,000,000	13,929,158	1.47	12/31/2009	Semi-Annually
Oceanwood Global Opportunities Fund L.P.	7/1/2007	638,050	581,857	0.06	(b)	(b)
One East Partners, LP	8/1/2006	5,020,565	3,536,081	0.38	(b)	(b)
Owl Creek Overseas Fund, Ltd.	2/1/2008	21,828,775	21,847,652	2.31	10/31/2009	Quarterly (b)
OZ Asia Domestic Partners, L.P.	1/1/2006	140,478	29,909	0.00	(b)	(b)
Western Investment Activism Partners LLC	3/1/2007	5,148,898	4,662,766	0.49	9/30/2009	Monthly

Total Restructurings and Value		59,713,567	52,239,020	5.52

Statistical Arbitrage
Citadel Derivatives Group Investors LLC	7/1/2007	6,300,000	13,597,245	1.44	9/30/2009	Quarterly

Total Statistical Arbitrage		6,300,000	13,597,245	1.44

Total Investments in Investment Funds		$934,895,665	$882,746,392	93.24%

Short-Term Investments
State Street Institutional Liquid Reserves Fund - Institutional Class 0.45%		31,165,132	31,165,132	3.29

Total Short-Term Investments		31,165,132	31,165,132	3.29

Total Investments in Investment Funds and Short-Term Investments		$966,060,797	913,911,524	96.53

Other Assets, less Liabilities			32,860,471	3.47

Total Net Assets			$946,771,995	100.00%

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2009

Description	Swap Counterparty	Maturity Date	Floating Amount †	Unrealized Appreciation (Depreciation)	First Available Redemption Date *		Liquidity **

Total Return Swaps
Reference Funds	BNP Paribas	8/26/2010
Distressed
Cerberus Partners, L.P.			$81,000,000	$(21,266,527)	9/30/2009	(e)	Semi-Annually

Equity Long/Short - Opportunistic
Karsch Capital II, LP			15,500,000	1,370,925	9/30/2009		Quarterly
Seligman Tech Spectrum Fund LLC			22,000,000	3,148,962	7/31/2009		Monthly

Multi-Strategy
S.A.C. Multi-Strategy Fund, L.P.			37,154,192	(6,599,517)	9/30/2010		Annually (b)

Restructurings and Value
Icahn Partners, LP			7,500,000	(1,528,439)	12/31/2009		Semi-Annually

Accreted Interest			469,295	(469,295)

			$163,623,487	$(25,343,891)

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2009

Detailed information about all of the Investment Funds’ portfolios is not available.

*	Investments in Investment Funds and Reference Funds may be composed of multiple tranches. The First Available Redemption Date relates to the earliest date after June 30, 2009 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the First Available Redemption Date. Redemptions from Investment Funds and Reference Funds may be subject to fees.
**	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.
†	The Floating Amount represents the notional amounts of Reference Funds, plus any cash drawdowns, plus accreted interest. See discussion in Note 4 to the financial statements.
(a)	The Fund also holds interests in this Investment Fund, or in an Investment Fund managed by a related investment manager, indirectly through a swap agreement. See discussion in Note 4 to the financial statements.
(b)	A portion or all of the Fund’s interests in this Investment Fund are held in side pockets, which have restricted liquidity. See discussion in Note 2 to the financial statements.
(c)	The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund is able to liquidate underlying investments.
(d)	As of June 30, 2009 the Investment Fund has limited the amount of redemption requests paid to the Fund.
(e)	The Investment Fund has suspended redemptions as of June 30, 2009. The suspension may be lifted at any time, subject to the discretion of the Investment Fund.

Strategy Allocation	Percent of Net Assets
Multi-Strategy	34.13%
Macro	23.88
Equity Long/Short - Opportunistic	22.00
Distressed	6.31
Restructurings and Value	6.15
Equity Long/Short - High Hedge	6.07
Event Driven Credit	5.44
Short-Term Investments	3.29
Commodity Trading Advisors - Managed Futures	2.25
Statistical Arbitrage	1.44
Mortgage Arbitrage	0.18
Accreted Interest on Swaps	(0.05)

Total Investments in Investment Funds, Short-Term Investments and Total Return Swaps (notional value)	111.09%

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited)

June 30, 2009

1. Organization

Alternative Investment Partners Absolute Return Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on May 12, 2005 pursuant to an Agreement and Declaration of Trust (the “Trust Deed”) and commenced operations on January 1, 2006. The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s investment objective is to seek capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who employ a variety of “absolute return” investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. “Absolute return” refers to a broad class of investment strategies that are managed without reference to the performance of equity, debt and other markets. “Absolute return” investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options and futures.

Morgan Stanley Alternative Investment Partners LP serves as the Fund’s “Special Shareholder.” The Special Shareholder shall make such contributions to the capital of the Fund from time to time in an amount sufficient for it to serve as “tax matters partner” for the Fund, which is treated as a partnership for U.S. federal income tax purposes. Morgan Stanley AIP GP LP, the general partner of the Special Shareholder, serves as the Fund’s investment adviser (the “Adviser”) and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Trustees (the “Board”). The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended. The Special Shareholder and the Adviser are affiliates of Morgan Stanley. The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a “Master” fund in a “Master-Feeder” structure whereby a feeder fund invests substantially all of its assets in the Fund. As of June 30, 2009, Alternative Investment Partners Absolute Return Fund STS, an indirect feeder fund to the Fund, represented 56.22% of the Fund’s net assets.

The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

The Fund offers on a continuous basis through Morgan Stanley Distribution Inc. (the “Distributor”), an affiliate of Morgan Stanley, 1,500,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for public offering of Shares was July 1, 2006. Shares were offered until the Initial Closing Date at an initial offering price of $1,000 per Share, plus any applicable sales load, and have been continuously offered thereafter for purchase as of the first business day of each calendar month at the Fund’s then current net asset value per Share, plus any applicable sales load. The Distributor may enter into selected dealer agreements with various brokers and dealers (“Selling Agents”), some of which are affiliates of the Fund, that have agreed to participate in the distribution of the Fund’s Shares. Shares may also be purchased through any registered investment adviser (a “RIA”) that has entered into an arrangement with the Distributor for such RIA to offer Shares in conjunction with a “wrap” fee, asset allocation or other management asset program by such RIA.

Shares are sold only to investors (“Shareholders”) that represent that they are “accredited investors” within the meaning of Rule 501 (a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended. The minimum initial investment in the Fund by any Shareholder is $100,000 and the

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

1. Organization (continued)

minimum additional investment in the Fund by any Shareholder is $50,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Shareholders may only purchase their Shares through the Distributor, a Selling Agent or a RIA.

The Fund may from time to time offer to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders, and each such repurchase offer will generally apply to up to 15% of the net assets of the Fund. Repurchases are made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares (or portions of them) from Shareholders, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day). In general, the Fund will initially pay at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from such Investment Funds. The remaining amount will be paid promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements.

2. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

As of June 30, 2009, 83.94% of the Fund’s portfolio was comprised of investments in Investment Funds, 13.10%, based on the notional value, was invested in a total return swap, as further described in Note 4, and 2.96% was invested in short-term investments. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Valuations received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such valuations are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements and offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Portfolio Valuation (continued)

Some of the Investment Funds may hold a portion of their assets in “side pockets,” which are sub-funds within the Investment Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund that maintains these side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Investment Fund, the value of its investment could fluctuate based on adjustments to the fair value of the side pocket as determined by the Investment Fund’s investment manager.

The Adviser has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the valuation supplied by, or on behalf of, such Investment Fund and to determine independently the value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no fair value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. In accordance with the Fund’s Prospectus, the Adviser values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, “Disclosures about Fair Values of Financial Instruments,” approximates the carrying amounts presented in the Statement of Assets and Liabilities.

In accordance with Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Fair Value of Financial Instruments (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Investment Funds	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$31,165,132
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	882,746,392	(25,343,891)

Total	$882,746,392	$5,821,241

*	Other financial instruments include short-term investments and total return swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Investment Funds	Other Financial Instruments*
Balance as of December 31, 2008	$942,467,854	$(31,184,857)
Net realized gain (loss)	(33,036,417)	(2,825,105)
Net change in unrealized appreciation/depreciation	105,206,107	5,840,966
Net purchases (sales)	(131,891,152)	2,825,105
Net transfers in or out of Level 3	—	—

Balance as of June 30, 2009	$882,746,392	$(25,343,891)

Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2009	$89,960,240	$5,883,610

*	Other financial instruments include total return swaps.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Income Recognition and Expenses

The Fund recognizes income and expenses on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The change in Investment Funds’ net asset value is included in net change in unrealized appreciation/depreciation on investments in Investment Funds in the Statement of Operations. Redemption proceeds received, whether in the form of cash or securities, are applied as a reduction of the Investment Fund’s cost, and realized gain (loss) from investments in Investment Funds is calculated using specific identification.

Short-Term Investments

Short-term investments are invested in a money market fund or overnight in a short-term time deposit with the Fund’s custodian, State Street Bank and Trust Company (“State Street”). Investments in money market funds are valued at net asset value. Investments in short-term time deposits are valued at amortized cost, which approximates fair value.

Income and Withholding Taxes

No provision for federal, state, or local income taxes is required in the financial statements. In accordance with the U.S. Internal Revenue Code of 1986, as amended, each of the Shareholders and Special Shareholder is to include its respective share of the Fund’s realized profits or losses in its individual tax returns. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund expects to be treated as a partnership for U.S. federal income tax purposes.

The Fund is required to withhold up to 30% U.S. tax from U.S. source dividends and 35% effectively connected income allocable to its non-U.S. Shareholders and to remit those amounts to the U.S. Internal Revenue Service on behalf of non-U.S. Shareholders. The rate of withholding is generally the rate at which the particular non-U.S. Shareholder is subject to U.S. federal income tax. The non-U.S. Shareholders are obligated to indemnify the Fund for any taxes that the Fund is required to withhold as well as any interest or penalties. Withholding taxes result in a redemption of Shares from the Fund for any non-U.S. Shareholders who incur the withholding.

For the period from January 1, 2009 to June 30, 2009, the Fund recorded an estimated tax withholding amount of $1,468,444, which is included in repurchases in the Statement of Changes in Net Assets. The estimated tax withholding amount of $3,842,079 is payable at June 30, 2009, and is included in accrued expenses and other liabilities on the Statement of Assets and Liabilities.

Financial Accounting Standards Board (“FASB”) Interpretation 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109” (“FIN 48”) clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements and applies to all open tax years as of the effective date. Generally, the tax authorities can examine all tax returns filed for the last three years. As of June 30, 2009, there was no impact to the Fund's financial statements as a result of the adoption of FIN 48.

If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

3. Management Fee, Related Party Transactions and Other

The Fund bears all expenses related to its investment program, including, but not limited to, expenses borne indirectly through the Fund’s investments in the underlying Investment Funds.

In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund pays the Adviser a monthly management fee of 0.125% (1.50% on an annualized basis) of the Fund’s month end net asset value. The management fee is an expense paid out of the Fund’s assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month, before adjustments for any repurchases effective on that day. The management fee is in addition to the asset-based fees and incentive fees or allocations charged by the underlying Investment Funds and indirectly borne by Shareholders in the Fund. For the period from January 1, 2009 to June 30, 2009, the Fund incurred management fees of $7,483,039, of which $2,479,059 was payable to the Adviser at June 30, 2009.

The Distributor or Selling Agent may charge Shareholders a sales load of up to 2% of the Shareholder’s purchase. Investments of $100,000-$499,999 are subject to a maximum sales load of 2%; investments of $500,000-$999,999 are subject to a maximum sales load of 1.5%; investments of $1,000,000-$4,999,999 are subject to a maximum sales load of 1%; and investments of $5,000,000 or more are not subject to a sales load. The Distributor or Selling Agent may, in its discretion, waive the sales load for certain Shareholders. In addition, purchasers of Shares in conjunction with certain “wrap” fee, asset allocation or other managed asset programs sponsored by an investment adviser, including an affiliate of the Adviser, or Morgan Stanley and its affiliates (including the Adviser) and the directors, partners, principals, officers and employees of Morgan Stanley and its affiliates may not be charged a sales load by the Distributor or Selling Agent.

The Fund pays the Distributor, and the Distributor pays each financial institution, broker-dealer and other industry professional (collectively, “Service Agents”) that enters into a shareholder servicing agreement with the Distributor, a quarterly shareholder servicing fee of 0.0625% (0.25% on an annualized basis) of the net asset value of the outstanding Shares beneficially owned by clients of the Distributor or the Service Agent. In exchange for this fee, the Distributor or the Service Agent, as the case may be, responds to Shareholder inquiries about the Fund, facilitates Fund communications with Shareholders, assists Shareholders in changing account designations or addresses, and assists Shareholders in processing repurchase requests. For the period from January 1, 2009 to June 30, 2009, the Fund incurred shareholder servicing fees of $1,231,743, of which $692,496 was payable to the Distributor at June 30, 2009.

State Street provides accounting and administrative services to the Fund. Under an administrative services agreement, State Street is paid an administrative fee, computed and payable monthly at an annual rate ranging from 0.030% to 0.045%, based on the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the administrator. The administrative services fee is subject to an annual aggregate minimum based on $125,000 per Morgan Stanley product.

State Street also serves as the Fund’s custodian. Under a custody services agreement, State Street is paid a custody fee monthly at an annual rate ranging from 0.015% to 0.020%, based on i) the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the custodian, and ii) investment purchases and sales activity related to the Fund.

The Fund is charged directly for certain reasonable out-of-pocket expenses related to the accounting, administrative and custodial services provided by State Street to the Fund.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

3. Management Fee, Related Party Transactions and Other (continued)

The Fund has a deferred compensation plan (the “DC Plan”) that allows each member of the Board that is not an affiliate of Morgan Stanley to defer payment of all, or a portion, of the fees he or she receives for serving on the Board throughout the year. Each eligible member of the Board generally may elect to have the deferred amounts invested in the DC Plan in order to earn a return equal to the total return on one or more of the Morgan Stanley products that are offered as investment options under the DC Plan. Investments in the DC Plan, unrealized appreciation/depreciation on such investments and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. At June 30, 2009, the Fund’s proportionate share of assets attributable to the DC Plan was $4,412, which is included in the Statement of Assets and Liabilities under other assets and accrued expenses and other liabilities.

Boston Financial Data Services, Inc. (“BFDS”) serves as the Fund’s transfer agent. Transfer Agent Fees are payable monthly based on an annual per Shareholder account charge plus out-of-pocket expenses incurred by BFDS on the Fund’s behalf.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and swaps. The Fund’s risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

Swap Agreements

The Fund may enter into total return, interest rate, index and currency rate swap agreements. These transactions may be undertaken in an attempt to obtain a particular return when the Adviser determines appropriate, possibly at a lower cost than if the Fund had invested directly in the investment or instrument. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular non-U.S. currency, in an Investment Fund, or in a “basket” of securities representing a particular index or underlying Investment Funds.

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations or rights under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement.

Swaps are valued based on market values provided by dealers. The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive, which may be different from the amounts recorded in the Statement of Assets and Liabilities.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

4. Financial Instruments with Off-Balance Sheet Risk (continued)

Swap Agreements (continued)

The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability in the Statement of Assets and Liabilities. The unrealized appreciation/depreciation, rather than the contract amount, represents the approximate future cash to be received or paid, respectively.

As of June 30, 2009, there was one swap agreement (the “Swap Agreement”) outstanding, with BNP Paribas S.A. (“BNP”), dated August 26, 2008, as it may be amended and supplemented from time to time. At June 30, 2009, the Swap Agreement was subject to a maximum Floating Amount, as defined below, of $300,000,000. The Fund may adjust the outstanding Floating Amount at any time, provided that certain conditions are satisfied. The “Floating Amount” represents the sum of notional amounts related to a “basket” of investment funds (individually, a “Reference Fund” and, collectively, the “Reference Basket”), plus amounts received from BNP as cash drawdowns by the Fund, plus related accreted interest. The Fund receives the total return of the Reference Basket. In exchange, the Fund accretes interest on a daily compounded basis on the outstanding Floating Amount at a rate equal to the 3-month USD LIBOR rate plus 0.95%, payable at any time prior to termination of the Swap Agreement. As of June 30, 2009, the outstanding Floating Amount was $163,623,487, of which $163,154,192 represented notional amounts related to the Reference Basket. The remaining $469,295 was related to accreted interest. The maturity date of the Swap Agreement is August 26, 2010, subject to the date on which any Reference Funds invested in by BNP have been fully liquidated. The terms of the Swap Agreement allow for the Fund or BNP to elect an optional early termination date upon 90 days’ written notice.

The Fund entered into the Swap Agreement to either obtain leveraged market exposure to certain hedge funds or to obtain exposure to certain hedge funds that were not available for direct investment. The Fund seeks investment returns equivalent to those achieved by the Reference Funds, in order to adjust the Fund’s market exposure or increase the Fund’s overall returns. The Fund is subject to the risk that changes in market conditions may cause the fair values of the Reference Funds to fluctuate. The Fund manages this risk through diversification of its hedge fund investments across different strategies.

Fair values represent contract-to-date unrealized appreciation and depreciation on the instruments. Such amounts are reflected in net unrealized depreciation on swap contracts in the Statement of Assets and Liabilities. As of June 30, 2009, the swap was collateralized by investments in Investment Funds which had a fair value equal to $882,746,392, which exceeded the notional value of the Swap Agreement, and are included in investments in Investment Funds in the Statement of Assets and Liabilities.

The Fund reduces its credit risk by entering into master netting agreements that incorporate the right of “off-set” across derivative products with the same counterparty. As of June 30, 2009, the Fund viewed its credit exposure for total return swaps as $0 since the fair value of the Swap Agreement for which a master netting agreement exists was in a net unrealized loss position.

As of June 30, 2009, 0.82% based on the notional value, of the Fund’s net assets were invested in side pockets maintained by the Reference Funds.

As of June 30, 2009, 2.41% (excluding side pockets), based on the notional value, of the Fund’s net assets were invested in Reference Funds with the next available redemption date extending beyond one year from June 30, 2009.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

4. Financial Instruments with Off-Balance Sheet Risk (continued)

Swap Agreements (continued)

As of June 30, 2009, 6.31% (excluding tranches with the next available redemption date extending beyond one year from June 30, 2009 and side pockets) of the Fund’s net assets were invested in Reference Funds that have suspended redemptions.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). Effective January 1, 2009, the Fund adopted FAS 161. FAS 161 requires enhanced disclosures that are intended to enable investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivatives affect a fund’s results of operations and financial position.

As of June 30, 2009, the Fund held the following derivative instruments, none of which were designated as hedging instruments under Statement of Financial Accounting Standards No. 133 “Accounting for Derivative Instruments and Hedging Activities”:

Derivative Type	Statement of Assets and Liabilities Location	Fair Value
Liability derivatives
Total return swaps*	Net unrealized depreciation on swap contracts	$25,343,891

Total derivatives		$25,343,891

*	See the Schedule of Investments for more detailed information regarding the total return swaps.

The effect of transactions in derivative instruments to the Statement of Operations during the period from January 1, 2009 to June 30, 2009 was as follows:

Derivative Type	Statement of Operations Location	Amount of Gain (Loss) Recognized in Income on Derivatives
Total return swaps	Net realized gain (loss) from swap contracts	$(2,825,105)
	Net change in unrealized appreciation/depreciation on swap contracts	5,840,966

Total derivatives		$3,015,861

5. Receivable for Investments Sold

As of June 30, 2009, $78,727,195 was due to the Fund from fifteen Investment Funds. The receivable amount represents the fair value of each investment in Investment Funds net of management fees and incentive fees/allocations. Substantially all of these amounts were collected subsequent to the balance sheet date.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

6. Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Investments in Investment Funds

As of June 30, 2009, the Fund invested primarily in Investment Funds.

As of June 30, 2009, 2.82% of the Fund’s net assets were invested in side pockets maintained by the Investment Funds.

As of June 30, 2009, 1.88% (excluding side pockets) of the Fund’s net assets were invested in Investment Funds with the next available redemption date extending beyond one year from June 30, 2009.

As of June 30, 2009, 3.19% (excluding tranches with the next available redemption date extending beyond one year from June 30, 2009 and side pockets) of the Fund’s net assets were invested in Investment Funds that have suspended redemptions and 6.29% (excluding side pockets) of the Fund’s net assets were invested in Investment Funds that are in liquidation.

Prepaid investments in Investment Funds represents amounts transferred to Investment Funds prior to period-end relating to investments to be made effective July 1, 2009, pursuant to each Investment Fund’s operating agreements.

For the period from January 1, 2009 to June 30, 2009, aggregate purchases and proceeds from sales of investments in Investment Funds were $231,265,107 and $363,156,259, respectively.

The cost of investments for federal income tax purposes is adjusted for items of taxable income or loss allocated to the Fund from the Investment Funds. The allocated taxable income or loss is reported to the Fund by the Investment Funds on Schedules K-1. Such tax adjustments for the year ending December 31, 2009 will be made once the Fund has received all 2009 Schedules K-1 from the Investment Funds.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

8. Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders. The calculations below are not annualized for periods less than one year.

	For the Period from January 1, 2009 to June 30, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006
For a Share outstanding throughout the period:
Net asset value, beginning of period	$927.49	$1,235.33	$1,097.12	$1,000.00

Net investment income (loss) (a)	(9.11)	(20.13)	(21.58)	(24.08)
Net realized and unrealized gain (loss) from investments	73.43	(287.71)	159.79	121.20

Net increase (decrease) resulting from operations	64.32	(307.84)	138.21	97.12

Net asset value, end of period	$991.81	$927.49	$1,235.33	$1,097.12

Total return (b)	6.93%	(24.92)%	12.60%	9.71%

Ratio of total expenses to average net assets before expense waivers and reimbursements (c)	0.96%	1.88%	1.89%	2.49%
Ratio of total expenses to average net assets after expense waivers and reimbursements (c)	0.96%	1.88%	1.89%	2.34%
Ratio of net investment income (loss) to average net assets (d)	(0.95)%	(1.81)%	(1.80)%	(2.26)%
Portfolio turnover	25%	23%	28%	5%
Net assets, end of period (000s)	$946,772	$985,726	$923,497	$271,782

(a)	Calculated based on the average shares outstanding methodology.
(b)	Total return assumes a subscription of a Share in the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period, and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund.
(c)	Ratios do not reflect the Fund’s proportionate share of the expenses of the Investment Funds.
(d)	Ratio does not reflect the Fund’s proportionate share of the income and expenses of the Investment Funds.

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of Share transactions and withholding tax allocation, as applicable.

9. Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165, “Subsequent Events,” the Fund has evaluated the possibility of subsequent events that may require disclosure in the Fund’s financial statements through August 26, 2009, the date that the financial statements were issued.

From July 1, 2009 through August 26, 2009, the Fund accepted and received approximately $18.1 million in additional subscriptions. The Fund has also received tenders to repurchase Shares of approximately $29.3 million in respect of the quarterly tender offer for September 30, 2009.

Alternative Investment Partners Absolute Return Fund

Investment Advisory Agreement Approval (Unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement (the “Advisory Agreement”), including selection of Investment Funds for investment of the Fund’s assets, allocation of the Fund’s assets among, and monitoring performance of, Investment Funds, evaluation of risk exposure of Investment Funds and reputation, experience and training of investment managers, management of short-term cash and operations of the Fund, day-to-day portfolio management, and general due diligence examination of Investment Funds before and after committing assets of the Fund for investment. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services that the Adviser provides, or arranges at its expense, under the Advisory Agreement, including among other things, providing to the Fund office facilities, equipment and personnel.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Advisory Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to an appropriate benchmark selected by the Adviser. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2008, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund underperformed a benchmark selected by the Adviser and consisting of other comparable funds of hedge funds for the one-year period, but it outperformed that benchmark for the three-year period ended December 31, 2008 and the quarter ended March 31, 2009. The Board discussed with the Adviser the level of the advisory fee for this Fund relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper Inc. In addition to the advisory fee, the Board also reviewed the Fund’s total expense ratio. The Board noted that the advisory fee was lower than the peer group average and the total expense ratio was higher but close to the peer group average. After discussion, the Board concluded that the Fund’s advisory fee and total expense ratio were competitive with the peer group average, and the performance was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s advisory fee rate, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board concluded that economies of scale for the Fund were not a factor that needed to be considered at the present time.

Alternative Investment Partners Absolute Return Fund

Investment Advisory Agreement Approval (Unaudited) (continued)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex, and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Advisory Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Advisory Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Advisory Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Advisory Agreement for another year. In reaching this conclusion, the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Advisory Agreement.

Alternative Investment Partners Absolute Return Fund

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Investment Funds; and (2) how the Fund voted proxies relating to Investment Funds during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-Q. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

Alternative Investment Partners Absolute Return Fund

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428

Trustees

Michael Nugent, Chairperson of the Board and Trustee

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Officers

Randy Takian, President and Principal Executive Officer

Stefanie V. Chang Yu, Vice President

Cory Pulfrey, Vice President

Mustafa Jama, Vice President

Matthew Graver, Vice President

Carsten Otto, Chief Compliance Officer

James W. Garrett, Treasurer and Chief Financial Officer

Mary E. Mullin, Secretary

Investment Adviser

Morgan Stanley AIP GP LP

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Transfer Agent

Boston Financial Data Services, Inc.

30 Dan Road

Canton, Massachusetts 02021

Independent Registered Public Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street, Suite 4000

Philadelphia, Pennsylvania 19103

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS. Refer to Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 8.	PORTFOLIO MANAGERS. Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES. Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)

(1) Code of Ethics is not applicable to a semi-annual report.

(2) Certifications of Principal Executive Officer and Principal Financial Officer attached to this report as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND STS

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	President
Date:	September 3, 2009

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	September 3, 2009

By:	/s/ James W. Garrett
Name:	James W. Garrett
Title:	Principal Financial Officer
Date:	September 3, 2009